INCOME TAX PROVISION (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of reconciliation of federal statutory tax rate

	2023	2022
Income tax benefit at the statutory federal rate	$1,389,526	$1,193,185
State income tax benefits, net of federal benefit	50,907	35,149
Change in valuation allowance	(1,440,433)	(1,228,334)
Total	$-	$-

Schedule of deferred tax assets

	2023	2022
Deferred tax assets:
Stock-based compensation	$877,645	$610,530
Other – net	219,723	122,133
Net operating losses – federal	2,483,530	1,346,823
Net operating losses – state	148,177	81,911
Deferred tax assets Gross	3,729,075	2,161,397
Less Valuation Allowance	(3,729,075)	(2,161,397)
Net deferred tax assets	$-	$-